UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2017

Date of reporting period:	05/31/2016

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of May 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.0%
ASSET-BACKED SECURITIES — 0.8%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%	04/28/26	500	$501,450
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%	04/17/26	250	245,263
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195%	04/18/26	750	747,096
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class C2, 144A	5.360%	04/15/26	500	495,317

TOTAL ASSET-BACKED SECURITIES (cost $1,982,657)				1,989,126

BANK LOANS(a) — 94.2%
Aerospace & Defense — 1.0%
CPI International, Inc.(b)	4.250%	11/17/17	343	334,425
Sequa Corp.	5.250%	06/19/17	371	288,348
Standard Aero Ltd. (Canada)	5.250%	07/07/22	971	966,143
Transdigm, Inc.	3.500%	05/16/22	520	516,752
Transdigm, Inc.	3.750%	06/04/21	495	493,195

				2,598,863

Airlines — 0.5%
American Airlines, Inc.	3.250%	06/29/20	750	745,547
American Airlines, Inc.	3.500%	04/28/23	500	498,215

				1,243,762

Automotive — 2.4%
American Tire Distributors, Inc.	5.250%	09/01/21	920	892,378
BBB Industries LLC	6.000%	11/03/21	248	247,036
Chrysler Group LLC	3.250%	12/31/18	607	606,763
Cooper Standard Automotive, Inc.	4.000%	04/04/21	616	615,277
Federal-Mogul Holdings Corp.	4.750%	04/15/21	939	886,519
Gates Global LLC	4.250%	07/06/21	832	801,662
Horizon Global Corp.(b)	7.000%	06/30/21	563	561,842
TI Group Automotive Systems LLC	4.500%	06/30/22	448	448,869
Tower Auto Holdings USA LLC	4.000%	04/23/20	1,047	1,040,736

				6,101,082

Brokerage — 1.5%
BATS Global Markets, Inc.	5.750%	01/31/20	690	687,219
Hamilton Lane Advisors LLC	4.250%	07/08/22	717	716,956
LPL Holdings, Inc.(b)	4.750%	11/21/22	498	499,370
SAM Finance Lux SARL (Luxembourg)	4.250%	12/17/20	946	944,481
VFH Parent LLC	5.250%	11/08/19	964	963,586

				3,811,612

Building Materials & Construction — 3.8%
Apex Tool Group LLC	4.500%	01/31/20	1,132	1,110,272
Beazer Homes USA, Inc.	0.635%	03/12/18	750	742,500
Builders FirstSource, Inc.	6.000%	07/29/22	1,295	1,295,012
CHI Overhead Doors, Inc.	4.750%	07/29/22	348	346,219
CHI Overhead Doors, Inc.	8.750%	07/31/23	300	290,250
Continental Building Products LLC	4.000%	08/28/20	605	600,313
Headwaters, Inc.	4.500%	03/24/22	895	898,043
Jeld-Wen, Inc.	4.750%	07/01/22	398	398,332

Jeld-Wen, Inc.	5.250%	10/15/21	547	547,685
LBM Borrower LLC	6.250%	08/22/22	772	759,332
Ply Gem Industries, Inc.	4.000%	02/01/21	643	642,388
PriSo Acquisition Corp.	4.500%	05/09/22	797	792,584
Quikrete Co., Inc.	4.000%	09/28/20	641	640,663
Wilsonart LLC	4.000%	10/31/19	732	729,662

				9,793,255

Cable — 1.3%
CSC Holdings LLC	3.133%	04/17/20	642	643,733
CSC Holdings LLC	5.000%	10/10/22	500	502,500
Intelsat Jackson Holdings SA (Luxembourg)	3.750%	06/30/19	1,250	1,149,687
Telenet International Finance Lux SA (Belgium)	4.250%	06/30/24	475	476,484
WideOpenWest Finance LLC	4.500%	04/01/19	500	498,959

				3,271,363

Capital Goods — 5.8%
4L Technologies, Inc.	5.500%	05/08/20	689	613,627
ADS Waste Holdings, Inc.	3.750%	10/09/19	863	860,564
Allflex Holdings III, Inc.	4.250%	07/17/20	868	863,979
Brand Energy & Infrastructure Services, Inc.	4.750%	11/26/20	968	938,145
CPM Holdings, Inc.	6.000%	04/11/22	844	835,928
Crosby US Acquisition Corp.	4.000%	11/23/20	371	312,738
Doosan Infracore International, Inc.(b)	4.500%	05/28/21	610	609,587
Douglas Dynamics LLC	5.250%	12/31/21	569	571,543
Filtration Group, Inc.	8.250%	11/22/21	545	535,009
Gardner Denver, Inc.	4.250%	07/30/20	298	275,214
Hillman Group, Inc. (The)(b)	4.500%	06/30/21	495	492,487
Infiltrator Systems Integrated LLC	5.250%	05/27/22	770	769,488
Manitowoc Foodservice	5.750%	03/03/23	640	644,533
Mirror Bidco Corp.	4.250%	12/27/19	791	786,473
Neff Rental LLC(b)	7.250%	06/09/21	463	436,704
North American Lifting Holdings, Inc.	5.500%	11/27/20	495	363,783
Pelican Products, Inc.	5.250%	04/11/20	544	521,139
Penn Engineering & Manufacturing Corp.(b)	4.000%	08/27/21	394	390,060
Pro Mach, Inc.	4.750%	10/22/21	795	791,025
RBS Global, Inc./Rexnord LLC	4.000%	08/21/20	979	971,983
STS Operating, Inc.(b)	4.750%	02/12/21	340	298,796
Synagro Infrastructure Co., Inc.(c)	6.250%	08/22/20	168	129,624
Tank Holding Corp.(b)	5.250%	03/16/22	674	620,308
Terex Corp.(b)	3.500%	08/13/21	459	450,548
Unifrax I LLC	4.250%	11/28/18	305	294,753
WASH Multifamily Laundry Systems LLC(b)	4.250%	05/16/22	620	614,110

				14,992,148

Chemicals — 5.4%
A. Schulman, Inc.(b)	4.000%	06/01/22	495	494,381
Axalta Coating Systems US Holding	3.750%	02/01/20	1,635	1,637,100
Chemours Co. LLC (The)	3.750%	05/12/22	968	948,334
Colouroz Investment 2 LLC	4.500%	09/07/21	635	620,196
Colouroz Investment 2 LLC(b)	4.500%	09/07/21	105	102,351
Colouroz Investment 2 LLC	8.250%	09/05/22	200	184,500
Emerald Performance Materials LLC(b)	7.750%	08/01/22	300	288,000
Huntsman International LLC(b)	4.250%	03/31/23	525	528,281
Kronos Worldwide, Inc.	4.000%	02/18/20	392	364,560
MacDermid, Inc.	5.500%	06/07/20	1,385	1,380,627
Methanol Holdings DE LLC(b)	4.250%	06/30/22	496	456,550
Nexeo Solutions LLC	5.000%	09/08/17	273	272,029

Nexeo Solutions LLC(b)	5.250%	06/10/23	500	501,875
Nusil Technology LLC(b)	5.250%	04/05/19	891	894,294
Oxea Finance LLC	4.250%	01/15/20	488	479,578
Phillips-Medisize Corp.	4.750%	06/16/21	368	367,286
Plaskolite, Inc.(b)	5.750%	11/03/22	524	521,442
PQ Corp.	5.750%	11/04/22	375	378,125
Solenis International LP	4.250%	07/31/21	493	487,780
Solenis International LP(b)	7.750%	07/31/22	200	182,500
Sonneborn, Inc.	4.750%	12/10/20	797	795,673
Tata Chemicals NA, Inc.(b)	3.750%	08/07/20	665	660,209
Tronox Pigments Netherlands BV	4.500%	03/19/20	525	508,216
Univar, Inc.	4.250%	07/01/22	944	941,641

				13,995,528

Consumer — 5.4%
24 Hour Fitness Worldwide, Inc.	4.750%	05/28/21	475	456,594
Acosta, Inc.	4.250%	09/26/21	741	734,782
Advantage Sales & Marketing, Inc.	4.250%	07/23/21	893	887,883
Advantage Sales & Marketing, Inc.	7.500%	07/25/22	500	474,166
Cole Haan, Inc.(b)	5.000%	02/01/20	489	369,059
Fitness International LLC	5.500%	07/01/20	730	724,331
Galleria Co.	3.750%	01/26/23	308	308,141
Generac Power Systems, Inc.	3.500%	05/31/20	500	497,500
Hoffmaster Group, Inc.	5.250%	05/11/20	553	550,199
Huish Detergents, Inc.(b)	5.500%	03/23/20	1,285	1,276,629
Kar Auction Services, Inc.	4.250%	03/09/23	500	502,500
Life Time Fitness, Inc.	4.250%	06/10/22	496	493,769
NBTY, Inc.	5.000%	05/05/23	400	401,700
Royal Holdings, Inc.	4.500%	06/20/22	746	745,504
ServiceMaster Co.	4.250%	07/01/21	713	716,225
Spin Holdco, Inc.	4.250%	11/14/19	516	507,044
SRAM Corp.(b)	4.012%	04/10/20	641	565,426
Sterling Midco Holdings, Inc.	5.750%	06/20/22	620	617,178
TMK Hawk Parent Corp.(b)	5.250%	10/01/21	400	399,500
TruGreen LP	6.500%	04/13/23	725	728,323
Wand Intermediate I LP	4.750%	09/17/21	819	818,712
Water Pik, Inc.	5.750%	07/08/20	720	715,193
West Corp.	4.250%	11/24/21	499	499,373

				13,989,731

Electric — 2.0%
Calpine Corp.	3.500%	05/27/22	620	614,885
Calpine Corp.	3.673%	05/30/23	1,000	992,708
Calpine Corp.	4.000%	01/16/23	748	744,852
Dynegy, Inc.	4.000%	04/23/20	981	975,927
FREIF NAP I Holdings III LLC(b)	4.750%	03/27/22	76	74,936
FREIF NAP I Holdings III LLC(b)	4.750%	03/31/22	410	402,757
Intergen NV	5.500%	06/15/20	511	448,019
MKS Instruments, Inc.	4.750%	05/01/23	400	403,500
TPF Generation Holdings LLC	4.750%	12/31/17	414	395,728

				5,053,312

Energy - Other — 1.1%
American Energy Marcellus LLC	5.250%	08/04/20	500	190,625
American Energy Marcellus LLC	8.500%	08/04/21	300	47,500
Drillships Financing Holding, Inc.	6.000%	03/31/21	367	163,789
Energy Transfer Equity LP	3.250%	12/02/19	662	637,776

Fieldwood Energy LLC	8.000%	08/31/20	362	287,732
Fieldwood Energy LLC	8.375%	09/30/20	500	134,375
Floatel Delaware LLC(b)	6.000%	06/29/20	368	213,150
FTS International, Inc.	5.750%	04/16/21	251	72,017
Hi-Crush Partners LP	4.750%	04/28/21	210	149,581
Pacific Drilling SA (Luxembourg)	4.500%	06/01/18	362	119,063
Targa Resources Partners LP(b)	5.750%	02/27/22	724	709,939
Westway Group, Inc.	4.500%	02/27/20	275	257,469

				2,983,016

Energy - Refining — 1.2%
Citgo Holdings, Inc.	9.500%	05/12/18	409	410,117
Citgo Petroleum Corp.	4.500%	07/29/21	1,089	1,079,426
Western Refining, Inc.	4.250%	11/12/20	1,268	1,252,717
Western Refining, Inc.	5.500%	06/30/23	400	394,000

				3,136,260

Entertainment — 0.2%
SeaWorld Parks & Entertainment, Inc.	3.000%	05/14/20	495	483,412

Foods — 2.0%
AdvancePierre Foods, Inc.	4.750%	06/30/23	300	301,312
AdvancePierre Foods, Inc.	5.750%	07/10/17	348	348,511
AdvancePierre Foods, Inc.	9.500%	10/10/17	400	400,500
Hearthside Group Holdings LLC	4.500%	06/02/21	895	892,622
JBS USA LLC	4.000%	10/31/22	748	745,320
Mill US Acquisition LLC	5.000%	07/03/20	1,036	1,030,288
Packers Holdings LLC(b)	5.000%	12/02/21	519	520,309
Shearer’s Foods LLC(b)	4.938%	06/30/21	943	924,342

				5,163,204

Gaming — 2.5%
Caesars Entertainment Resort Properties LLC	7.000%	10/11/20	489	467,978
CCM Merger, Inc.	4.500%	08/06/21	1,008	1,010,733
CityCenter Holdings LLC	4.250%	10/16/20	707	709,220
Eldorado Resorts, Inc.	4.250%	07/25/22	496	496,663
Golden Nugget, Inc.	5.500%	11/21/19	939	940,237
Scientific Games International, Inc.	6.000%	10/01/21	1,759	1,741,447
Station Casinos LLC	3.750%	06/30/23	375	375,469
Station Casinos LLC	4.250%	03/02/20	454	454,927
Yonkers Racing Corp.	4.250%	08/20/19	355	347,669

				6,544,343

Health Care & Pharmaceutical — 12.9%
Acadia Healthcare Co., Inc.	4.500%	02/20/23	798	800,992
Air Medical Group Holdings, Inc.	4.250%	04/28/22	496	490,791
Alere, Inc.	4.250%	06/20/22	650	646,242
Alliance HealthCare Services, Inc.(b)	4.250%	06/03/19	971	932,295
Amneal Pharmaceuticals LLC	4.501%	11/01/19	939	934,143
ATI Holdings LLC	5.500%	05/10/23	625	626,562
Boston Luxembourg III SARL(b)	4.000%	08/28/19	247	245,483
Carecore National LLC(b)	5.500%	03/05/21	363	337,445
CCS Intermediate Holdings LLC(b)	5.000%	07/23/21	222	158,462
CHG Healthcare Services, Inc.(b)	4.750%	06/30/23	400	396,000
CHS/Community Health Systems, Inc.	3.750%	12/31/19	755	739,489
CHS/Community Health Systems, Inc.	4.000%	01/27/21	1,566	1,541,558
Concordia Healthcare Corp. (Canada)	5.250%	10/21/21	723	716,408
Curo Health Services Holdings, Inc.	6.500%	02/07/22	696	690,981

Endo Luxembourgh Finance I Co. SARL	3.750%	09/30/22	1,298	1,279,689
Envision Healthcare Corp.	4.500%	10/28/22	673	675,477
Explorer Holdings, Inc.	6.000%	05/02/23	450	448,875
FHC Health Systems, Inc.	5.000%	12/23/21	994	968,890
Genoa, a QoL Healthcare Co.(b)	4.500%	04/29/22	721	721,308
Greatbatch Ltd.	5.250%	10/27/22	848	847,595
HCA, Inc.	3.387%	05/01/18	495	496,198
Horizon Pharma, Inc.	4.500%	05/07/21	322	314,173
IASIS Healthcare Corp.	4.500%	05/03/18	480	480,724
Kindred Healthcare, Inc.	4.250%	04/09/21	620	618,081
Kinetic Concepts, Inc.	4.500%	05/04/18	1,195	1,193,387
Lannett Co., Inc.	6.375%	11/25/22	1,093	1,062,456
Mallinckrodt International Finance SA	3.500%	03/19/21	494	485,808
MJ Acquisition Corp.(b)	4.004%	06/01/22	769	770,149
MPH Acquisition Holdings LLC	3.750%	03/31/21	918	919,157
MPH Acquisition Holdings LLC	5.000%	05/31/23	1,050	1,056,825
Opal Acquisition, Inc.	5.000%	11/27/20	491	427,795
Ortho Clinical Diagnostics	4.750%	06/30/21	1,285	1,212,737
Patheon Pharmaceuticals, Inc.	4.250%	03/11/21	491	482,960
Pharmaceutical Product Development LLC	4.250%	08/18/22	993	993,492
Quorum Health Corp.	6.750%	04/29/22	950	947,031
RadNet Management, Inc.	4.250%	10/10/18	480	478,285
RadNet Management, Inc.	8.000%	03/25/21	225	214,312
RPI Finance Trust	3.500%	11/09/20	495	496,136
Select Medical Corp.(b)	6.000%	03/03/21	1,350	1,360,125
Surgery Center Holdings, Inc.	5.250%	11/03/20	597	597,681
TeamHealth, Inc.	4.500%	11/23/22	499	499,997
US Renal Care, Inc.	5.250%	12/30/22	748	741,267
Valeant Pharmaceuticals International, Inc.	3.710%	10/20/18	559	549,611
Valeant Pharmaceuticals International, Inc.	4.750%	08/05/20	1,084	1,065,144
Valeant Pharmaceuticals International, Inc.	5.000%	04/01/22	985	970,579
VCVH Holdings Corp.(b)	5.661%	06/30/23	275	273,625
Vizient, Inc.	6.250%	02/13/23	575	579,073

				33,485,493

Insurance — 1.2%
AmWINS Group, Inc.	5.250%	09/06/19	466	466,109
AmWINS Group, Inc.	9.500%	09/04/20	250	250,000
HUB International Ltd.	4.750%	10/02/20	510	505,433
Hyperion Insurance Group Ltd.(b)	5.500%	04/29/22	1,045	1,013,402
Sedgwick Claims Management Services, Inc.	3.750%	03/01/21	637	626,383
Sedgwick Claims Management Services, Inc.(b)	6.750%	02/28/22	250	240,625

				3,101,952

Lodging — 0.1%
Four Seasons Holdings, Inc. (Canada)	6.250%	12/28/20	375	374,375

Media & Entertainment — 3.9%
ClubCorp Club Operations, Inc.	4.250%	12/15/22	649	650,182
Getty Images, Inc.	4.750%	10/18/19	484	362,510
Hubbard Radio LLC	4.250%	05/27/22	338	328,219
Ion Media Networks, Inc.	4.750%	12/18/20	239	238,352
Learfield Communications, Inc.	4.250%	10/09/20	1,038	1,038,852
Lions Gate Entertainment Corp.(b)	5.000%	03/17/22	600	595,500
Match Group, Inc.(b)	5.500%	11/16/22	686	689,744
Mood Media Corp. (Canada)	7.000%	05/01/19	495	466,225
NEP Broadcasting LLC	10.000%	07/22/20	257	239,786
NEP/NCP Holdco, Inc.	4.250%	01/22/20	733	708,793

Sinclair Television Group, Inc.	3.500%	07/30/21	496	495,630
Stadium Management Group	4.508%	02/27/20	852	836,989
Tribune Media Co.	3.750%	12/28/20	1,197	1,195,989
Tribune Publishing Co.	5.750%	08/04/21	185	180,838
Univision Communications, Inc.	4.000%	03/01/20	1,768	1,767,572
WMG Acquisition Corp.	3.750%	07/01/20	298	296,497

				10,091,678

Metals & Mining — 1.4%
Dynacast International LLC(b)	4.500%	01/28/22	620	619,994
FMG Resources (August 2006) Pty. Ltd. (Australia)	4.250%	06/30/19	1,073	1,003,820
Minerals Technologies, Inc.(b)	4.750%	05/10/21	225	225,000
Murray Energy Corp.	7.500%	04/16/20	744	508,824
Novelis, Inc.	4.000%	06/02/22	494	492,397
Phoenix Services International LLC	6.000%	06/30/17	493	487,671
Phoenix Services International LLC(b)	8.500%	06/30/19	250	247,500
Westmoreland Coal Co.(b)	7.500%	12/16/20	173	120,077

				3,705,283

Other Industry — 5.4%
Alfred Fueling Systems, Inc.(b)	4.750%	06/21/21	793	778,682
Alix Partners LLP	4.500%	07/28/22	1,244	1,246,859
Allied Security Holdings LLC	4.250%	02/12/21	1,361	1,358,549
Allied Security Holdings LLC	8.000%	08/13/21	582	580,417
Altisource Solutions SARL (Luxembourg)(b)	4.500%	12/09/20	339	293,549
Asurion LLC	5.000%	08/04/22	1,243	1,236,287
Asurion LLC	8.500%	03/03/21	250	244,063
AVSC Holding Corp.(b)	4.500%	01/25/21	616	608,265
Brickman Group Holdings, Inc.	4.000%	12/18/20	1,009	1,005,957
Edelman Financial Group, Inc.	6.500%	12/19/22	773	768,231
GCA Services Group, Inc.(b)	5.750%	03/01/23	425	426,062
Guggenheim Partners Investment Management	4.250%	07/22/20	764	766,448
Laureate Education, Inc.	5.000%	06/18/18	1,087	1,053,129
Mannington Mills, Inc.	4.750%	10/01/21	747	732,992
Merrill Communications LLC(b)	6.250%	06/01/22	545	496,378
National Financial Partners Corp.	4.500%	07/01/20	367	363,935
Onsite Rental Group Operation Pty. Ltd.(b)(c)	5.500%	07/30/21	222	165,111
Osmose Utility Services, Inc.	4.750%	08/22/22	373	367,217
Power Buyer LLC(b)	4.250%	05/06/20	567	565,685
Precyse Acquisition Corp.	6.500%	10/20/22	300	300,188
RCS Capital Corp.(c)	7.500%	04/29/19	342	236,109
USIC Holdings, Inc.(b)	4.000%	07/10/20	364	356,797

				13,950,910

Packaging — 3.8%
Anchor Glass Container Corp.	4.250%	07/01/22	928	928,469
Berry Plastics Corp.	4.000%	10/01/22	447	448,502
Bway Holding Co.	5.500%	08/14/20	1,263	1,261,349
Charter NEX US Holdings, Inc.	5.250%	02/07/22	658	654,596
Exopack Holdings SA (Luxembourg)	4.500%	05/08/19	421	419,347
Hilex Poly Co. LLC	6.000%	12/06/21	1,069	1,073,204
Husky Injection Molding Systems Ltd.	4.250%	06/30/21	642	638,293
Husky Injection Molding Systems Ltd.	7.250%	06/30/22	470	454,311
Onex Wizard Acquisition Co. I SARL (Luxembourg)	4.250%	03/14/22	943	943,481
Peacock Engineering Co. LLC	5.258%	07/27/22	746	738,166
Plaze, Inc.	5.250%	07/29/22	798	795,917
Pregis Holding I Corp.(b)	4.500%	05/20/21	642	632,489
Signode Industrial Group US, Inc.	3.750%	05/01/21	238	235,422
Tekni-Plex, Inc.	4.500%	06/01/22	496	493,769

				9,717,315

Paper — 0.2%
Caraustar Industries, Inc.	8.000%	05/01/19	440	439,943

Real Estate — 0.9%
Capital Automotive LP	6.000%	04/30/20	850	850,354
DTZ US Borrower LLC	4.250%	11/04/21	720	716,564
Starwood Property Trust, Inc.	3.500%	04/17/20	725	721,333

				2,288,251

Restaurants — 1.2%
B.C. Unlimited Liability Co.	3.750%	12/10/21	1,403	1,406,100
CEC Entertainment, Inc.	4.000%	02/12/21	1,309	1,274,536
Landry’s Restaurants, Inc.	4.000%	04/24/18	491	490,946

				3,171,582

Retailers — 7.2%
Academy Ltd.	5.000%	07/01/22	1,169	1,131,053
At Home Holding III, Inc.(b)	5.000%	06/03/22	670	663,300
Bass Pro Group LLC	4.000%	06/05/20	740	726,708
Bauer Performance Sports Ltd.	4.500%	04/15/21	829	657,961
CNT Holdings III Corp.	5.250%	01/23/23	775	779,198
EyeMart Express LLC(b)	5.000%	12/18/21	768	763,662
Fullbeauty Brands, Inc.	5.750%	10/14/22	850	812,812
Harbor Freight Tools USA, Inc.	4.750%	07/26/19	929	932,801
Hudsons Bay Co. (Canada)	4.750%	09/30/22	1,188	1,189,875
JC Penney Corp., Inc.	6.000%	05/22/18	547	547,321
Lands’ End, Inc.	4.250%	04/05/21	617	516,494
Leslie’s Poolmart, Inc.	4.250%	10/16/19	858	853,654
Men’s Warehouse, Inc. (The)	5.000%	06/18/21	550	517,917
Neiman Marcus Group Ltd. LLC	4.250%	10/25/20	1,229	1,124,941
NVA Holdings, Inc.	4.750%	08/16/21	693	691,146
NVA Holdings, Inc.	8.000%	08/14/22	625	616,146
Petco Animal Supplies, Inc.	5.638%	01/26/23	299	301,013
Petco Animal Supplies, Inc.	5.750%	01/26/23	1,172	1,179,598
PetSmart, Inc.	4.250%	03/11/22	1,241	1,239,621
Rite Aid Corp.	4.875%	06/21/21	1,650	1,652,062
Rite Aid Corp.	5.750%	08/21/20	375	375,938
Sears Roebuck Acceptance Corp.	5.500%	06/30/18	735	699,439
Vision Holding Corp.	4.000%	03/12/21	769	758,598

				18,731,258

Supermarkets — 1.6%
Albertsons Holdings LLC	5.125%	08/25/19	161	161,137
Albertsons Holdings LLC	5.500%	08/25/21	842	842,318
Albertsons Holdings LLC	5.500%	12/21/22	1,222	1,223,029
GOBP Holdings, Inc.	4.750%	10/21/21	869	858,844
Supervalu, Inc.	5.500%	03/21/19	947	943,447

				4,028,775

Technology — 14.5%
ACTIVE Network, Inc.	5.500%	11/13/20	591	573,848
Ancestry.com, Inc.	5.000%	08/29/22	971	970,270
Applied Systems, Inc.	7.500%	01/24/22	145	144,209
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%	02/01/23	2,575	2,580,006
Avaya, Inc.	6.250%	05/29/20	575	416,567

Avaya, Inc.	6.500%	03/30/18	129	101,416
Blue Coat Holdings, Inc.	4.500%	05/20/22	1,369	1,363,213
BMC Software Finance, Inc.	5.000%	09/10/20	2,482	2,208,577
CompuCom Systems, Inc.	4.250%	05/11/20	277	182,608
Compuware Corp.	6.250%	12/15/19	352	337,720
Dell International LLC	4.000%	04/29/20	2,226	2,223,307
Deltek, Inc.	5.000%	06/25/22	747	746,591
EagleView Technology Corp.	5.250%	07/15/22	693	681,739
Evergreen Skills SARL (Luxembourg)	5.750%	04/28/21	741	594,853
Evergreen Skills SARL (Luxembourg)	9.250%	04/28/22	200	101,500
Evertec Group LLC	3.250%	04/17/20	267	259,749
First Data Corp.	4.128%	09/24/18	2,175	2,172,734
First Data Corp.	4.193%	07/10/22	1,175	1,176,679
Global Payments, Inc.	3.943%	04/22/23	350	353,062
GTCR Valor Companies, Inc.	7.000%	06/30/23	750	723,516
Hyland Software, Inc.	4.750%	07/01/22	441	441,208
Hyland Software, Inc.	8.250%	07/03/23	250	241,250
Informatica Corp.	4.500%	08/05/22	1,346	1,330,485
IPC Systems, Inc.(b)	5.500%	08/06/21	944	875,096
Kronos, Inc.	4.500%	10/30/19	524	523,596
Kronos, Inc.	9.750%	04/30/20	699	709,865
Lattice Semiconductor Corp.(b)	5.250%	03/10/21	517	505,630
Lawson Software, Inc.	3.750%	06/03/20	495	485,071
Linxens (Singapore)	5.000%	10/14/22	748	744,384
Linxens (Singapore)	9.500%	10/16/23	250	238,125
MA FinanceCo. LLC	4.500%	11/20/19	315	315,099
Micron Technologies, Inc.	6.460%	04/26/22	600	605,250
Natel Engineering Co., Inc.(b)	6.750%	04/10/20	773	765,321
NXP BV (Netherlands)	3.750%	12/07/20	601	603,233
ON Semiconductor Corp.	5.250%	03/31/23	725	730,287
Presidio Holdings Ltd.	5.250%	02/02/22	1,133	1,126,347
Shaw Data Centre LP(b)	4.500%	03/30/22	594	592,515
Sirius Computer Solutions, Inc.	6.000%	10/30/22	618	614,888
Sirius Computer Solutions, Inc.	10.500%	10/30/23	250	242,917
Solera Holdings, Inc.	5.750%	03/03/23	500	502,946
Sophia LP	4.750%	09/30/22	622	621,253
SourceHOV LLC	7.750%	10/31/19	359	250,717
Sungard Availability Services Capital, Inc.	6.000%	03/29/19	328	292,557
Syniverse Holdings, Inc.	4.000%	04/23/19	471	355,277
TransUnion LLC	3.500%	04/09/21	1,615	1,613,136
Vestcom International, Inc.(b)	5.250%	09/30/21	686	682,311
Western Digital Corp.	6.250%	04/28/23	2,450	2,443,111
Zebra Technology Corp.(b)	4.000%	12/27/21	171	171,924
Zebra Technology Corp.	4.750%	10/27/21	957	959,882

				37,495,845

Telecommunications — 2.9%
Communications Sales & Leasing, Inc.	5.000%	10/24/22	473	468,715
Global Tel*Link Corp.	5.000%	05/22/20	805	745,371
GTT Communications, Inc.	6.250%	10/24/22	649	649,936
Level 3 Finance, Inc.	4.000%	01/15/20	850	852,550
LTS Buyer LLC	4.000%	04/13/20	843	842,155
LTS Buyer LLC(b)	8.000%	04/01/21	325	321,750
Mitel Networks Corp. (Canada)	5.500%	04/29/22	561	561,572
Numericable US LLC (France)	4.750%	01/13/23	749	748,968
Numericable US LLC (France)	5.000%	01/15/24	850	851,062
SBA Senior Finance II LLC	3.250%	03/24/21	866	864,993
Securus Technologies Holdings, Inc.	5.250%	04/30/20	574	545,601

				7,452,673

Transportation — 0.9%
Americold Realty Trust(b)	6.500%	12/01/22	748	749,995
PODS LLC	4.500%	02/02/22	846	843,068
XPO Logistics, Inc.	5.500%	11/01/21	748	753,736

				2,346,799

TOTAL BANK LOANS (cost $248,018,273)				243,543,023

CORPORATE BONDS — 3.0%
Computers — 0.2%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	530	540,583

Cosmetics/Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A (original cost $190,000; purchased 05/09/13)(c)(d)	4.625%	05/15/21	190	180,025

Diversified Financial Services — 0.4%
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,250	1,128,125

Electric — 0.3%
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	250	250,625
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	550	548,625

				799,250

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	250	256,250

Food — 0.1%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	350	355,250

Healthcare-Products — 0.1%
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	200	164,750

Healthcare-Services — 0.8%
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	500	493,750
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	500	481,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	700	704,375
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	250	254,375

				1,933,750

Lodging & Gaming — 0.4%
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%	04/01/26	300	309,000
FelCor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	350	357,000
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	250	283,125

				949,125

Media — 0.2%
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	250	275,937
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%	03/15/26	250	258,125

				534,062

Retail
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(c)(d)	9.250%	06/15/21	100	100,750

Software — 0.2%
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	425	389,938

Telecommunications — 0.1%
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	332	343,205

TOTAL CORPORATE BONDS (cost $7,851,439)				7,675,063

TOTAL LONG-TERM INVESTMENTS (cost $257,852,369)				253,207,212

SHORT-TERM INVESTMENT — 8.5%

			Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $22,037,050)(e)			22,037,050	22,037,050

TOTAL INVESTMENTS — 106.5% (cost $279,889,419)(f)				275,244,262
Liabilities in excess of other assets — (6.5)%				(16,735,971)

NET ASSETS — 100.0%				$258,508,291

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
L2	Level 2
L3	Level 3
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $34,755,423 and 13.4% of net assets.
(c)	Indicates a security that has been deemed illiquid. (unaudited)
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $288,618. The aggregate value of $280,775 is approximately 0.1% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation were as follows:

Tax Basis	$279,803,572

Appreciation	1,283,860
Depreciation	(5,843,170)

Net Unrealized Depreciation	$(4,559,310)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,989,126	$—
Bank Loans	—	208,787,600	34,755,423
Corporate Bonds	—	7,675,063	—
Affiliated Mutual Fund	22,037,050	—	—

Total	$22,037,050	$218,451,789	$34,755,423

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 2/28/16	$30,641,618
Realized gain (loss)	64,640
Change in unrealized appreciation (depreciation)*	1,348,508
Purchases	8,851,908
Sales/Paydowns	(2,684,040)
Accrued discount/premium	6,114
Transfers into Level 3	10,225,215
Transfers out of Level 3	(13,698,540)

Balance as of 05/31/16	$34,755,423

*	Of which, $1,881,137 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of May 31, 2016	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$34,755,423	Market Approach	Single Broker Quote	$58.00 - $100.75($96.84)

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$13,698,540	L3 to L2	Single Broker Quote to Multiple Broker Quotes
Bank Loans	10,225,215	L2 to L3	Multiple Broker Quotes to Single Broker Quote

Prudential Government Income Fund

Schedule of Investments

as of May 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.2%
ASSET-BACKED SECURITIES — 4.0%
Collateralized Loan Obligations — 3.8%
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	2.233	%(a)	10/17/26	1,250	$1,244,251
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1A, 144A	2.163	%(a)	07/18/27	250	249,603
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A	2.185	%(a)	04/22/27	1,000	990,407
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	2.033	%(a)	01/17/26	500	495,091
Jackson Mill CLO Ltd., Series 2015-1A, Class A, 144A	2.168	%(a)	04/15/27	1,750	1,743,910
Magnetite CLO Ltd., Series 2014-9A, Class A1, 144A	2.058	%(a)	07/25/26	3,465	3,460,056
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	2.108	%(a)	04/15/26	2,250	2,247,212
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	2.098	%(a)	04/15/26	500	499,223
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	2.155	%(a)	07/22/27	1,000	994,874
Palmer Square CLO Ltd., Series 2015-1A, Class A1, 144A	2.154	%(a)	05/21/27	750	745,469
Shackleton CLO V Ltd., Series 2014-5A, Class A, 144A	2.132	%(a)	05/07/26	1,250	1,250,198
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	2.154	%(a)	07/20/27	1,250	1,245,514
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	2.264	%(a)	04/20/26	3,750	3,730,000

					18,895,808

Non-Residential Mortgage-Backed Security — 0.2%
Madison Park Funding X Ltd., Series 2012-10A, Class A1A, 144A	2.004	%(a)	01/20/25	750	747,866

TOTAL ASSET-BACKED SECURITIES (cost $19,618,119)					19,643,674

COMMERCIAL MORTGAGE-BACKED SECURITIES — 24.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	2,500	2,640,439
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	2,010,634
Fannie Mae-ACES, Series 2012-M2, Class A2	2.717%		02/25/22	270	280,832
Fannie Mae-ACES, Series 2012-M13, Class A2	2.377%		05/25/22	3,250	3,322,567
Fannie Mae-ACES, Series 2014-M2, Class A2	3.513	%(a)	12/25/23	3,950	4,295,943
Fannie Mae-ACES, Series 2015-M1, Class AB2	2.465%		09/25/24	1,000	1,009,697
Fannie Mae-ACES, Series 2015-M17, Class A2	2.940	%(a)	11/25/25	2,900	3,016,488
FHLMC Multifamily Structured Pass-Through Certificates, K151, Class A3	3.511%		04/25/30	900	959,522
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	500	542,201
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	8,500	9,132,240

FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,057,761
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.640	%(a)	06/25/20	27,455	1,320,729
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, I/O	1.702	%(a)	03/25/22	26,187	2,086,902
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.449	%(a)	05/25/22	14,767	1,046,122
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.488	%(a)	06/25/22	16,041	1,155,151
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	5,125	5,296,078
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	0.889	%(a)	10/25/22	41,144	1,852,472
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	6,400	6,590,293
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(a)	02/25/23	6,400	6,904,117

FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310	%(a)	05/25/23	5,100	5,504,300
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	6,400	6,798,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(a)	07/25/23	7,800	8,525,010
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	6,800	7,373,624
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	6,000	6,407,734
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	5,000	5,192,053
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	6,000	6,328,837
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.509	%(a)	08/25/16	3,525	2,230
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.764	%(a)	05/25/19	12,705	550,767
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.697	%(a)	07/25/19	12,501	553,581
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(a)	05/25/25	4,000	4,214,017
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A3	3.368%		09/15/47	2,500	2,595,252
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515%		03/15/49	2,500	2,618,718
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.981	%(a)	04/17/45	1,315	1,312,676
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.743	%(a)	06/15/49	250	253,524
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,000	1,014,219
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	1,000	1,021,519
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,400	2,451,109
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572%		09/15/58	2,500	2,653,200

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $117,461,145)					120,890,831

CORPORATE BONDS — 1.1%
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.550%		01/15/24	2,085	2,290,458
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300%		12/15/21	2,660	3,007,130

TOTAL CORPORATE BONDS (cost $5,236,806)					5,297,588

FOREIGN GOVERNMENT AGENCY OBLIGATION — 0.1%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $468,528)	3.150%		07/24/24	470	490,822

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Fannie Mae REMICS, Series 2002-57, Class ND	5.500%		09/25/17	61	62,222
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1	1.066	%(a)	10/25/28	112	106,101
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.758	%(a)	02/25/34	474	469,473

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $649,878)					637,796

SMALL BUSINESS ADMINISTRATION AGENCIES — 0.1%
Small Business Administration Participation Certificates, Series 1996-20H, Class 1, U.S. Govt. Gtd. Notes	7.250%		08/01/16	66	67,072
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, U.S. Govt. Gtd. Notes	6.950%		11/01/16	46	46,292
Small Business Administration Participation Certificates, Series 1997-20A, Class 1, U.S. Govt. Gtd. Notes	7.150%		01/01/17	33	33,203
Small Business Administration Participation Certificates, Series 1998-20I, Class 1, U.S. Govt. Gtd. Notes	6.000%		09/01/18	281	292,779

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $425,337)					439,346

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.5%
Federal Home Loan Banks	1.000%		12/19/17	4,400	4,408,514
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	1,758	1,805,467
Federal Home Loan Mortgage Corp.	2.743	%(a)	05/01/34	770	809,866
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 06/01/29	1,551	1,624,415
Federal Home Loan Mortgage Corp.	3.500%		TBA	8,000	8,352,499
Federal Home Loan Mortgage Corp.	3.500%		08/01/26 - 06/01/42	3,768	3,962,783
Federal Home Loan Mortgage Corp.(b)	4.000%		TBA	2,000	2,132,656
Federal Home Loan Mortgage Corp.	4.000%		TBA	1,500	1,597,617
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	5,961	6,368,010
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	3,009	3,287,146
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	3,577	3,970,561
Federal Home Loan Mortgage Corp.	5.500%		05/01/37 - 01/01/38	425	476,459
Federal Home Loan Mortgage Corp.	6.000%		08/01/32 - 09/01/34	367	417,422
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	337	384,146
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	35	36,403
Federal Home Loan Mortgage Corp.	8.000%		03/01/22 - 08/01/22	26	26,125
Federal Home Loan Mortgage Corp.	8.500%		02/01/17 - 09/01/19	12	12,332
Federal Home Loan Mortgage Corp.	9.000%		01/01/20	8	7,750
Federal National Mortgage Association	1.500%		11/30/20	2,050	2,056,732
Federal National Mortgage Association	2.289	%(a)	07/01/33	2,086	2,198,924
Federal National Mortgage Association	2.456	%(a)	06/01/34	731	775,103
Federal National Mortgage Association	2.500%		TBA	21,000	21,534,845
Federal National Mortgage Association	2.547	%(a)	04/01/34	684	718,553
Federal National Mortgage Association	2.617	%(a)	04/01/34	343	356,474
Federal National Mortgage Association	3.000%		TBA	11,000	11,241,488
Federal National Mortgage Association	3.000%		TBA	14,750	15,106,080
Federal National Mortgage Association	3.000%		01/01/27 - 07/01/43	8,636	8,927,006
Federal National Mortgage Association	3.500%		TBA	21,500	22,502,618
Federal National Mortgage Association	3.500%		09/01/26 - 05/01/42	12,949	13,592,081
Federal National Mortgage Association	4.000%		TBA	8,500	9,065,445
Federal National Mortgage Association	4.000%		09/01/40 - 09/01/44	5,992	6,403,942
Federal National Mortgage Association	4.500%		01/01/20 - 04/01/41	2,696	2,936,412
Federal National Mortgage Association	5.000%		07/01/18 - 05/01/36	2,410	2,614,200

Federal National Mortgage Association	5.500%		02/01/17 - 11/01/36	8,775	9,900,458
Federal National Mortgage Association	6.000%		08/01/21 - 05/01/36	2,511	2,874,749
Federal National Mortgage Association	6.250%		05/15/29	210	296,698
Federal National Mortgage Association(c)	6.500%		07/01/32	1,285	1,529,579
Federal National Mortgage Association	6.500%		08/01/32 - 10/01/37	2,622	3,087,454
Federal National Mortgage Association	7.000%		05/01/24 - 02/01/36	915	1,024,062
Federal National Mortgage Association	9.000%		04/01/25	7	7,982
Federal National Mortgage Association	9.500%		01/01/25 - 02/01/25	18	18,777
Financing Corp., FICO STRIPS P/O, Series 4P, Debs.	1.390	%(d)	10/06/17	2,640	2,607,156
Freddie Mac REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	310	315,578
Freddie Mac REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	65	65,494
Freddie Mac REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	555	563,687
Government National Mortgage Association	3.000%		TBA	10,000	10,349,609
Government National Mortgage Association	3.000%		03/15/45	4,256	4,404,253
Government National Mortgage Association	3.500%		TBA	12,000	12,666,564
Government National Mortgage Association	3.500%		07/20/45	1,577	1,666,720
Government National Mortgage Association	4.000%		02/20/41	972	1,045,101
Government National Mortgage Association	4.500%		TBA	3,500	3,847,445
Government National Mortgage Association	4.500%		02/20/40 - 03/20/41	3,616	3,948,914
Government National Mortgage Association	5.000%		07/15/33 - 04/15/34	2,020	2,281,937
Government National Mortgage Association	5.500%		02/15/34 - 02/15/36	852	973,696
Government National Mortgage Association	7.000%		03/15/22 - 02/15/29	1,515	1,598,845
Government National Mortgage Association	7.500%		01/15/23 - 07/15/24	215	226,532
Government National Mortgage Association	8.500%		04/15/25	204	243,696
Government National Mortgage Association	9.500%		09/15/16 - 08/20/21	27	26,946
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	2,285	2,392,799
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,565	1,661,571
Residual Funding Corp. Principal Strip, Bonds	1.825	%(d)	10/15/19	6,395	6,109,988
Residual Funding Corp. Principal Strip, Bonds	2.862	%(d)	01/15/30	1,260	863,647
Residual Funding Corp. Principal Strip, Bonds	3.001	%(d)	04/15/30	1,415	964,501
Residual Funding Corp. Principal Strip, Sr. Unsec’d. Notes	1.798	%(d)	07/15/20	115	108,076
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	1,300	1,768,708
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	965	1,432,678

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $235,336,835)					240,583,974

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bonds	2.500%		02/15/45	3,505	3,409,983
U.S. Treasury Bonds(e)	2.500%		02/15/46	1,085	1,054,781
U.S. Treasury Bonds	2.750%		11/15/42	6,915	7,133,797
U.S. Treasury Bonds(f)	2.875%		05/15/43	2,775	2,925,891
U.S. Treasury Bonds	3.000%		11/15/44 - 11/15/45	8,410	9,054,824
U.S. Treasury Notes(e)	1.000%		03/15/18	1,305	1,308,008
U.S. Treasury Notes	1.375%		08/31/20 - 05/31/21	2,465	2,463,550
U.S. Treasury Notes(e)	1.375%		04/30/21	7,418	7,420,314
U.S. Treasury Notes	1.625%		04/30/23	7,440	7,428,379

U.S. Treasury Notes(e)	1.625%		05/15/26	585	573,894
U.S. Treasury Notes(c)	1.750%		03/31/22	11,125	11,263,195
U.S. Treasury Notes	2.000%		11/30/22 - 02/15/25	15,685	15,970,828
U.S. Treasury Notes(f)	2.125%		12/31/21	3,165	3,273,303
U.S. Treasury Notes	2.125%		12/31/22 - 05/15/25	1,610	1,657,366
U.S. Treasury Notes	2.625%		11/15/20	6,140	6,483,459
U.S. Treasury STRIPS	2.037	%(d)	02/15/22	1,875	1,712,207
U.S. Treasury STRIPS	2.184	%(d)	02/15/28	695	541,705
U.S. Treasury STRIPS	2.241	%(d)	05/15/28	345	266,716
U.S. Treasury STRIPS(e)	2.280	%(d)	02/15/29	345	261,118
U.S. Treasury STRIPS	2.384	%(d)	05/15/29	710	533,675
U.S. Treasury STRIPS(e)	2.404	%(d)	08/15/21	5,070	4,688,584
U.S. Treasury STRIPS	3.076	%(d)	08/15/24	6,700	5,757,417
U.S. Treasury STRIPS, P/O	2.455	%(d)	05/15/43	2,950	1,414,681
U.S. Treasury STRIPS, P/O	2.873	%(d)	05/15/45	2,470	1,110,448
U.S. Treasury STRIPS, P/O(e)	3.005	%(d)	11/15/44	1,045	477,942
U.S. Treasury STRIPS, P/O	3.626	%(d)	05/15/44	2,865	1,337,789

TOTAL U.S. TREASURY OBLIGATIONS (cost $97,017,112)					99,523,854

TOTAL LONG-TERM INVESTMENTS (cost $476,213,760)					487,507,885

SHORT-TERM INVESTMENTS — 28.6%

				Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $9,505,858)				1,080,984	10,053,151
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $131,990,812; includes $14,371,721 of cash collateral for securities on loan)(g)(h)				131,990,812	131,990,812

TOTAL SHORT-TERM INVESTMENTS (cost $141,496,670)					142,043,963

TOTAL INVESTMENTS — 126.8% (cost $617,710,430)(i)					629,551,848
Liabilities in excess of other assets(j) — (26.8)%					(132,970,061)

NET ASSETS — 100.0%					$496,581,787

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES	Alternative Credit Enhancements Securities
bps	Basis Points
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate

OTC	Over-the-counter
P/O	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2016.
(b)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $2,000,000 is approximately 0.4% of net assets.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,071,491; cash collateral of $14,371,721 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(f)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation were as follows:

Tax Basis	$619,025,598

Appreciation	11,892,115
Depreciation	(1,365,865)

Net Unrealized Appreciation	$10,526,250

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
261	2 Year U.S. Treasury Notes	Sep. 2016	$56,847,011	$56,873,531	$26,520
233	5 Year U.S. Treasury Notes	Sep. 2016	27,975,605	27,987,305	11,700
417	10 Year U.S. Treasury Notes	Sep. 2016	53,981,524	54,079,688	98,164
18	U.S. Ultra Bonds	Jun. 2016	3,049,309	3,110,625	61,316
199	U.S. Ultra Bonds	Sep. 2016	34,698,652	34,849,875	151,223

					348,923

	Short Position:
328	U.S. Long Bond	Sep. 2016	53,289,580	53,566,500	(276,920)

					$72,003

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $1,331,330 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at May 31, 2016.

(1)	The amount represents fair value of derivative instruments subject to interest rate risk contracts exposure as of May 31, 2016.

Interest rate swap agreements outstanding at May 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2016	Unrealized Appreciation (Depreciation)(2)
Centrally cleared swap agreements:
2,590	01/22/22	2.467%	3 Month LIBOR(1)	$166	$(152,070)	$(152,236)
13,125	05/31/22	2.200%	3 Month LIBOR(1)	(26,612)	(603,933)	(577,321)
8,210	05/31/22	2.217%	3 Month LIBOR(1)	194	(385,833)	(386,027)
9,055	11/30/22	1.850%	3 Month LIBOR(1)	199	(228,182)	(228,381)
7,560	11/30/22	1.982%	3 Month LIBOR(1)	191	(253,416)	(253,607)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(1,311,940)	(1,312,195)
8,000	09/17/24	2.732%	3 Month LIBOR(1)	132	(714,456)	(714,588)
2,920	09/04/25	2.214%	3 Month LIBOR(1)	171	(145,972)	(146,143)
11,965	01/08/26	2.210%	3 Month LIBOR(1)	130	(593,174)	(593,304)

				$(25,174)	$(4,388,976)	$(4,363,802)

U.S. Treasury Obligations with a combined market value of $2,904,494 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at May 31, 2016.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate risk contracts exposure as of May 31, 2016.

Total return swap agreements outstanding at May 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements
Deutsche Bank AG	06/11/16	2,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$20,005	$—	$20,005
Deutsche Bank AG	06/11/16	1,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	14,728	—	14,728
Deutsche Bank AG	06/11/16	1,100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	13,178	—	13,178
Deutsche Bank AG	06/11/16	2,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	12,250	—	12,250

				$60,161	$—	$60,161

(1)	The amount represents fair value of derivative instruments subject to interest rate risk contracts exposure as of May 31, 2016.
(2)	Upfront/reccurring fees or commissions, as applicable are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$18,895,808	$—
Non-Residential Mortgage-Backed Security	—	747,866	—
Commercial Mortgage-Backed Securities	—	120,890,831	—
Corporate Bonds	—	5,297,588	—
Foreign Government Agency Obligation	—	490,822	—
Residential Mortgage-Backed Securities	—	637,796	—
Small Business Administration Agencies	—	439,346	—
U.S. Government Agency Obligations	—	240,583,974	—
U.S. Treasury Obligations	—	99,523,854	—
Affiliated Mutual Funds	142,043,963	—	—
Other Financial Instruments*
Futures Contracts	72,003	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,363,802)	—
OTC Total Return Swap Agreements	—	60,161	—

Total	$142,115,966	$483,204,244	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date      July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date      July 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Accounting Officer

Date      July 18, 2016

* Print the name and title of each signing officer under his or her signature